Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements

The following financial position and financial performance of the VIEs and VIEs' subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	239,520	154,544
Available-for-sale investments	—	19,531
Accounts receivable	—	32,934
Prepaid expenses and other current assets	115,333	110,131
Total current assets	354,853	317,140
Property and equipment, net	33,854	9,264
Right-of-use asset	89,853	12,244
Other non-current assets	8,138	3,070
Total non-current assets	131,845	24,578
Total assets	486,698	341,718

Accrued expenses and other current liabilities	93,115	35,220
Deferred revenue and customer advances, current	239,267	40,092
Operating lease liabilities, current	29,113	8,179
Total current liabilities	361,495	83,491
Operating lease liabilities, non-current	57,906	3,563
Total non-current liabilities	57,906	3,563
Total liabilities	419,401	87,054

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

The VIE arrangements – continued

Risks in relation to VIE structure – continued

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	1,229,126	2,166,327	498,602
Net income	301,096	797,867	309,653

The following are cash flows of the VIEs and VIEs' subsidiaries for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash generated from (used in) operating activities	347,773	(137,607)	(135,866)
Net cash used in investing activities	(85,788)	(61,413)	(14,510)
Net cash (used in) generated from financing activities	(9,000)	18,400	65,400

Schedule of Property and Equipment Estimated Useful Life

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Electronic equipment	3 to 5 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Software	3 to 5 years
Furniture and office equipment	5 years

Summary of Contract and Refund Liabilities Arising from Contract with Customers

The following table provides information about the Group's contract and refund liabilities arising from contract with customers.

	As of December 31,
	2021	2022
	RMB	RMB
Deferred revenue and customer advances	243,878	42,385
Refund liabilities	5,559	389

Schedule of Disaggregated Revenue by Types	The following table provides information about disaggregated revenue by types:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Teaching and learning SaaS offerings	—	—	115,365
Other educational products and services	75,807	55,910	415,699
Online K-12 tutoring services	1,218,564	2,128,610	—
Total net revenues	1,294,371	2,184,520	531,064

Summary of Accounts Receivable From Customers

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

As of December 31,
2022
RMB
Percentage of accounts receivable from Customer A	49%
Percentage of accounts receivable from Customer B	19%
Percentage of accounts receivable from Customer C	17%